Cusip Number 095848107

________________________________________________________________________________

                          BLUE RIDGE TOTAL RETURN FUND
                                 A series of the
                             Blue Ridge Funds Trust

                                    NL SHARES
________________________________________________________________________________

                                   PROSPECTUS

                                  April 1, 1999


The Blue Ridge Total Return Fund seeks total return from a combination of capital appreciation and current income.





                                     Manager
                                     -------

                         Colonial Asset Management, Inc.
                              359 South Pine Street
                        Spartanburg, South Carolina 29302

                                 1-800-773-3863











The Securities and Exchange Commission has not approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

THE FUND...................................................................... 2
--------
      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks Of Investing In The Fund.................................3
      Fees And Expenses Of The Fund............................................4

MANAGEMENT OF THE FUND.........................................................6
----------------------
      The Investment Manager...................................................6
      The Administrator........................................................7
      The Transfer Agent.......................................................7
      The Distributor..........................................................7

INVESTING IN THE FUND..........................................................8
---------------------
      Minimum Investment.......................................................8
      Purchase And Redemption Price............................................8
      Purchasing Shares........................................................8
      Redeeming Your Shares...................................................10

OTHER IMPORTANT INVESTMENT INFORMATION........................................12
--------------------------------------
      Dividends, Distributions And Taxes......................................12
      Year 2000...............................................................13
      Financial Highlights....................................................13
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Blue Ridge Total Return Fund (the "Fund") seeks total return from a combination of capital appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its objective, the Fund, which is a diversified separate investment portfolio of the Blue Ridge Funds Trust, may at times emphasize investments that produce the following:

     o   capital appreciation
     o   income
     o   both capital appreciation and income

The Fund's investments are not limited to any specific type of security and the Fund's Manager does not allocate Fund assets according to any formula or fixed ratio. The Manager will vary the percentage of the Fund's assets allocated to each of the above based on the Manager's judgement of market and economic conditions, and based on the Manager's view of which of the above can best achieve the Fund's objectives.

Capital Appreciation

The Manager uses a growth investment approach in selecting common stocks for capital appreciation purposes. In general, when seeking capital appreciation, the Fund emphasizes common stocks of medium to large capitalization companies (i.e., companies having a minimum market capitalization of at least $1 billion at the time of purchase).

Income

When seeking income, the Fund may purchase a variety of convertible securities, preferred stocks, dividend paying common stocks, and investment-grade debt securities. For the purpose of determining whether a security is investment-grade, the Manager will only purchase securities that are rated at least BBB by Moody's Investor Services, Inc., or Baa by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. or are unrated securities of similar investment quality. The Fund does not have a maturity limitation policy regarding the investment grade securities it selects.

The Fund may also hold short-term investments including high quality commercial paper, short-term corporate bonds, short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and other cash equivalents for a variety of purposes, including to provide liquidity, as a temporary investment pending the purchase of other securities, or when the Manger believes that the market is unfavorable for other types of investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors seeking total return over the long term. There can be no assurance that the Fund will be successful in meeting its objective.

The Fund may invest in both equity and debt securities and, therefore, has some exposure to the risks of both equity securities and fixed income instruments.

Equity Securities

Investments in equity securities (i.e., common stocks and preferred stocks) are particularly subject to the risk of changing economic, stock market, industry and company conditions which can adversely affect the value of the Fund's equity holdings.

Fixed Income Instruments

The value of the Fund's debt holdings (i.e., investment-grade debt securities) is subject to a number of risks as well:

o Interest Rate Risk: Generally, when interest rates fall, the value of the Fund's debt holdings rises, and when interest rates rise, the value of the Fund's debt holdings declines.

o Credit Risk: Another risk such as changes in the perceived creditworthiness of certain issuers can also affect the value of the Fund's debt holdings. Investment-grade debt securities, while normally exhibiting adequate protection parameters, may have speculative characteristics, and, consequently, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of such issuers to make principal and interest payments than is the case for higher-grade debt securities. Like debt securities, the value of convertible securities fluctuates in relation to changes in interest rates. However, the value of convertible securities also fluctuates in relation to the underlying common stock.

o Maturity Risk: Maturity risk is another factor which can effect the value of the Fund's debt holdings. The Fund does not have a limitation policy regarding the length of maturity of its debt holdings. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

Additional Risks

o Portfolio Turnover. The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities. Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. It is expected that under normal market conditions, the annual portfolio turnover rate for the Fund will not exceed 100%. High rates of portfolio turnover may result in greater Fund trading costs. High rates of portfolio turnover may also result in the realization of short-term capital gains. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

o Liquid or Short-Term Investments. Under normal market conditions, the Fund expects to be fully invested in the securities described directly above. For short-term holdings, the Fund may invest a substantial portion of its assets in cash and money market instruments consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization; repurchase agreements involving such securities; and, to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies investing solely in money market securities. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing its investment objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                         Shareholder Fees For NL Shares
                    (fees paid directly from your investment)
                    -----------------------------------------
     Maximum sales charge (load) imposed on purchases
          (as a percentage of offering price) .....................None
     Redemption fee ...............................................None

                  Annual Fund Operating Expenses For NL Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------
     Management Fees...............................................0.75%
     Distribution and/or Service (12b-1) Fees......................None
     Other Expenses................................................0.98%*
                                                                   -----
          Total Annual Fund Operating Expenses...........................1.73%
          Fee Waiver and/or Expense Reimbursement.......................(0.28%)
                                                                         -----
          Net Expenses...................................................1.45%
                                                                         =====

          * The expense information in the table above reflects the Fund's current expense structure as provided for in the Fund's agreements with the Manager and the Fund's other service providers. The Manager has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits Total Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.45% of the NL Shares average daily net assets for the fiscal year ending November 30, 1999. See "Expense Limitation Agreement" for more detailed information.

Example: This Example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, it should help you compare the costs of investing in the Fund versus other funds. The Example assumes the following conditions:

(1)  You invest $10,000 in the Fund for the periods shown;
(2)  You reinvest all dividends and distributions;
(3)  You redeem all of your shares at the end of those periods;
(4)  You earn a 5% total return; and
(5)  The Fund's expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

------------------------- ------------ ------------- ------------- -------------
     Period Invested         1 Year       3 Years       5 Years      10 Years
------------------------- ------------ ------------- ------------- -------------
       Your Costs             $148          $459          $792        $1,735
------------------------- ------------ ------------- ------------- -------------

Performance: Because the Fund changed managers on April 1, 1999, there is no performance history for the Fund under the current Manager.

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT MANAGER

On April 1, 1999, Colonial Asset Management, Inc. (the "Manager") became the investment manager of the Fund pursuant to a new investment management agreement approved by the shareholders of the Fund at a meeting held on March 30, 1999. Under the new investment management agreement, the Manager receives a smaller management fee than the previous investment manager. However, the Manger no longer pays for all other services to the Funds, such as custodial, transfer agency, or administrative services. The new management agreement has an initial two-year period which begins on April 1, 1999, and will be in effect until April 1, 2001. Thereafter, the contract may be renewed on an annual basis subject to an appropriate review by the Trustees.

Colonial Asset Management, Inc., 359 South Pine Street, Spartanburg, South Carolina, 29302, is a corporation organized under the laws of South Carolina and solely owned by Colonial Group, Inc. Colonial Asset Management was formed as the result of a restructuring of Colonial Trust Company.

The Fund will be primarily managed by an investment team consisting of H. Walter Barre and Barry D. Wynn, Chairman and President, respectively, of the Manager. Messieurs Barre and Wynn have been with the Manager since inception. Prior to 1996, Messieurs Barre and Wynn served as Chairman and President, respectively, for Colonial Trust Company.

The Manager has not previously served as an investment manager to any other registered investment company. However, the executives and members of the investment advisory staff of the Manager have extensive experience in other capacities in managing investments for clients including trusts, corporations, foundations, charitable organizations, retirement plans, and individuals.

The Manager's Compensation. For its services, the Manager is entitled to a fee, which is calculated daily and paid monthly, as an annual rate of 0.750% of the Fund's average daily net assets up to and including $20 million, 0.625% of the Fund's average daily net assets on the next $30 million, and 0.500% of the Fund's average daily net assets over $50 million.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Manager has entered into an expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.45% of the average daily assets of the Fund.

The Fund may at a later date reimburse the Manager the fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $10 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

THE ADMINISTRATOR

The Nottingham Company, Inc. (the "Administrator") serves as the administrator and fund accounting agent for the Fund. The Administrator assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Trust pursuant to a Fund Accounting and Compliance Administration Agreement

THE TRANSFER AGENT

NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. As indicated later in the section of this Prospectus, "Investing in the Fund," NCSS will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Trust pursuant to a Dividend Disbursing and Transfer Agent Agreement.

THE DISTRIBUTOR

Capital Investment Group, Inc. (the "Distributor") serves as the distributor of the Fund's shares. The Distributor may sell Fund shares to or through qualified securities dealers or others. With respect to the Class NL shares, the Distributor receives no compensation from the Fund with respect to the sales of such shares.

Other Expenses. In addition to the management fees, the Fund pays all expenses not assumed by the Fund's Manager, including, without limitation: the fees and expenses of its administrator, custodian, transfer agent, independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

NL Shares are sold and redeemed at net asset value. The Fund has a minimum initial investment of $5,000 for regular accounts and $2,000 for Individual Retirement Accounts ("IRAs") and other tax-deferred retirement plans. The Fund may, in the Manager's sole discretion, accept certain accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. Good form includes providing a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the Securities Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the Fund will charge a $20 fee or may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "Blue Ridge Total Return Fund," to:

              Blue Ridge Total Return Fund
              NL Shares
              c/o NC Shareholder Services, LLC
              107 North Washington Street
              Post Office Box 4365
              Rocky Mount, North Carolina  27803-0365

The application must contain your social security number or Taxpayer Identification Number ("TIN"). If you have applied for a social security number or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or to add to an existing account by wire, please call the Fund at 1-800-773-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

              First Union National Bank of North Carolina
              Charlotte, North Carolina
              ABA # 053000219
              For the Blue Ridge Total Return Fund - NL Shares
              Acct. # 2000001067846
              For further credit to (shareholder's name and SS# or TIN#)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Phone (Telephone Purchase Authorization). If you have made this election on your Account Application, you may purchase additional shares by telephoning the Fund at 1-800-773-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The Automatic Investment Plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund. Investors who establish an Automatic Investment Plan may open an account with a minimum balance of $1,000. This Automatic Investment Plan must be established on your account at least fifteen (15) days prior to the intended date of your first automatic investment.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                        Blue Ridge Total Return Fund
                        NL Shares
                        c/o NC Shareholder Services, LLC
                        107 North Washington Street
                        Post Office Box 4365
                        Rocky Mount, North Carolina  27803-0365

  Regular mail redemption requests should include:

1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)     Any required signature guarantees (see "Signature Guarantees" below); and

3)     Other  supporting  legal  documents,  if required in the case of estates,
       trusts,  guardianships,   custodianships,   corporations,   partnerships,
       pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. You may also redeem shares by telephone and bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

       1)  Fund name,
       2)  Shareholder name and account number,
       3)  Number of shares or dollar amount to be redeemed,
       4) Instructions for transmittal of redemption funds to the shareholder, and
       5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($1,000 minimum). Shares of the Fund may not be redeemed by wire on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wire redemptions. The Custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Small Accounts. All shares are purchased and redeemed in accordance with the Fund's Amended and Restated Declaration of Trust and By-Laws. The Board of Trustees reserves the right to redeem involuntarily any account having a net asset value of less than $2,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $2,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.


                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund plans to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, the Fund will not be subject to federal tax on its net investment income and net realized capital gains to the extent such income and gains are distributed timely to its shareholders. Accordingly, the Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders. Unless otherwise instructed by shareholders, all dividend distributions will be reinvested in full and fractional shares of the Fund to which they relate.

Although the Fund intends that it will be operated so that there will be no federal income or excise tax liability, if any such liability is incurred as a result of failing to qualify as a RIC, the investment performance will be adversely affected by the tax liability incurred and paid.

Certain additional tax information appears in the Statement of Additional Information.

YEAR 2000

Like other mutual funds, the Fund and the service providers for the Fund rely heavily on the reasonably consistent operation of their computer systems. Many software programs and certain computer hardware in use today, cannot properly process information after December 31, 1999, because of the method by which dates are encoded and calculated in such programs and hardware. This problem, commonly referred to as the "Year 2000 Issue," could, among other things, negatively impact the processing of trades, the distribution of securities, the pricing of securities and other investment-related and settlement activities. The Trust is currently obtaining and assessing information with respect to the actions that have been taken and the actions that are planned to be taken by each of its service providers to prepare their computer systems for the Year 2000. While the Trust expects that each of the Trust's service providers will have adapted their computer systems to address the Year 2000 Issue, there can be no assurance that this will be the case or that the steps taken by the Trust will be sufficient to avoid any adverse impact to the Trust and each of its funds.

FINANCIAL HIGHLIGHTS

The financial data included in the table below has been derived from audited financial statements of the Fund. The financial data for the fiscal year ended November 30, 1998 has been audited by Deloitte & Touche LLP, independent auditors, whose report covering such periods is incorporated into the Statement of Additional Information. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated into the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund.

                 (For a Share Outstanding Throughout the Period)

------------------------------------------------------ -------------------------
                                                              Period from
                                                           December 15, 1997
                                                           (commencement of
                                                            operations) to
                                                           November 30, 1998
------------------------------------------------------ -------------------------
Net Asset Value, Beginning of Period                            $10.00
------------------------------------------------------ -------------------------
    Income from investment operations (a)
        Net investment gain (loss)                                0.02
        Net realized and unrealized gain
           (loss) on investments (c)                              0.47
                                                                  ----
            Total from investment operations                      0.49
                                                                  ----
------------------------------------------------------ -------------------------
    Distributions to shareholders from
        Net investment income                                    (0.02)
                                                                  ----
------------------------------------------------------ -------------------------
Net Asset Value, End of Period                                  $10.47
                                                                ======
------------------------------------------------------ -------------------------
Total return                                                     4.86%
                                                                 ====
------------------------------------------------------ -------------------------
Ratios/supplemental data
------------------------------------------------------ -------------------------
    Net Assets, End of Period                                 $1,632,407
                                                              ==========
------------------------------------------------------ -------------------------
    Ratio of expenses to average net assets
        Before expense reimbursements and waived fees            1.65% (b)
        After expense reimbursements and waived fees             1.58% (b)
------------------------------------------------------ -------------------------
    Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees            0.03% (b)
        After expense reimbursements and waived fees             0.10% (b)
------------------------------------------------------ -------------------------
    Portfolio turnover rate                                     116.16%
------------------------------------------------------ -------------------------

(a) Includes undistributed net investment income of $0.00 per share and undistributed net realized gains and unrealized gains of $0.00 per share, from December 1, 1997 (initial seed date) through December 15, 1997 (commencement of operations).
(b)  Annualized.
(c) The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on security transactions for the period ended November 30, 1998 due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund. Net realized and unrealized loss of investments includes gains of $0.82 per share due to market appreciation during the period and losses of $0.35 due to market depreciation during the period.

                             ADDITIONAL INFORMATION

________________________________________________________________________________

                          BLUE RIDGE TOTAL RETURN FUND

                                    NL SHARES
________________________________________________________________________________


Additional information about the Fund is available in the Fund's Statement of Additional Information. The Fund's Annual and Semi-annual Reports include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

These reports and the Statement of Additional Information are available free of charge upon request by contacting us:


         By telephone:            1-800-773-3863


         By mail:                 Blue Ridge Total Return Fund
                                  NL Shares
                                  c/o NC Shareholder Services, LLC
                                  107 North Washington Street
                                  Post Office Box 4365
                                  Rocky Mount, NC  27803-0365


         By e-mail:               info@ncfunds.com


         On the Internet:         www.ncfunds.com
                                  ---------------


Information about the Fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet sit at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


Investment Company Act file number 811-08391

                       Statement of Additional Information

                          BLUE RIDGE TOTAL RETURN FUND

                                  April 1, 1999

                                 A series of the
                             BLUE RIDGE FUNDS TRUST
                107 North Washington Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone: (800) 773-3863



                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

THE TRUST......................................................................1

DESCRIPTION OF PERMITTED INVESTMENTS...........................................1

INVESTMENT LIMITATIONS.........................................................3

THE MANAGER....................................................................5

THE ADMINISTRATOR..............................................................6

THE TRANSFER AGENT.............................................................7

THE DISTRIBUTOR................................................................7

THE CUSTODIAN..................................................................7

THE INDEPENDENT AUDITORS.......................................................7

TRUSTEES AND OFFICERS OF THE TRUST.............................................8

CALCULATION OF TOTAL RETURN...................................................10

PURCHASE AND REDEMPTION OF SHARES.............................................11

DETERMINATION OF NET ASSET VALUE..............................................12

TAXES    .....................................................................13

PORTFOLIO TRANSACTIONS........................................................14

DESCRIPTION OF SHARES.........................................................16

FINANCIAL STATEMENTS..........................................................16





This Statement of Additional Information (the "Additional Statement") is meant to be read in conjunction with the Prospectus dated April 1, 1999, for The Blue Ridge Total Return Fund (the "Fund"), and is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectus may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

THE TRUST

The Trust is a Delaware business trust registered with the Securities and Exchange Commission ("SEC") as an open-end diversified management investment company, commonly known as a "mutual fund." It is organized as a series company and currently consists of one series, the Blue Ridge Total Return Fund, which has one class of shares: Class NL shares. In the future, the Trust may establish additional series and classes of shares. Colonial Asset Management, Inc. (the "Manager") serves as the investment manager to the Fund and directs the Fund's day-to-day operations. Capitalized terms not defined herein are defined in the Fund's Prospectus.

DESCRIPTION OF PERMITTED INVESTMENTS

The primary investment strategies and risks of the Fund are described in the Prospectus. In addition to the principal investment strategies discussed in the Fund's Prospectus, the Fund may also employ the use of the financial instruments described below in order to achieve its objective. The strategies set forth below are not principal strategies of the Fund.

Money Market Instruments

The Fund may invest in money market instruments which may include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps ("D&P"), or if not rated, of equivalent quality in the Manager's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Manager will monitor, on a continuous basis, the earnings' power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Investment Company Shares

The Fund may invest in shares of money market mutual funds, to the extent set forth under "Investment Limitations" below. Since such funds pay management fees and other expenses, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses of underlying funds with respect to the Fund's assets invested therein. Applicable regulations prohibit the Fund from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company, more than 5% of the Fund's total assets are invested in securities of any one investment company; or more than 10% of the total assets of the Fund are invested in securities (other than treasury stock) issued by all investment companies.

Non-Publicly Traded And Illiquid Securities

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Repurchase Agreements

Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuation during that holding period.

Repurchase agreements may have the characteristics of loans by the Fund. During the term of the repurchase agreement, the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Fund collateral equal to any amount by which the market value of the security subject to the repurchase agreements falls below the resale amount provided under the repurchase agreement. The Fund will enter into repurchase agreements (with respect to U.S. Government obligations, certificates of deposit, or bankers' acceptances) with registered brokers-dealers, U.S. Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Manager, pursuant to guidelines adopted by the Board of Trustees. Generally, the Fund does not invest in repurchase agreements maturing in more than seven days. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Fund would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In the event a repurchase agreement is considered a loan and the seller defaults, the Fund might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.

INVESTMENT LIMITATIONS

Fundamental Policies

The Fund has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's shareholders. Such majority is defined in the Investment Company Act of 1940, as amended ("1940 Act") as the lesser of
(i) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund.

The Fund:

1. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments).

2.       May  not  issue senior securities,  except as permitted  under the 1940
         Act.

3. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.

4. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

5. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

6. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

7. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

8. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

Non-Fundamental Policies

The following are the Fund's non-fundamental operating policies, which may be changed by the Board of Trustees of the Fund without shareholder approval.

The Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act. This percentage restriction is with respect to the Fund's current holdings of illiquid securities.

4. Purchase securities of other investment companies except in compliance with the 1940 Act.

5. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act); provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish non-hedging positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the liquidation value of the Fund's total assets.

6. Borrow money except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowing exceed 5% of its total assets.

7.       Make any loans other than loans of portfolio securities, except through
         (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

Except for the fundamental investment limitations listed above and the Fund's investment objective, all other investment policies, limitations and restrictions described in the Prospectus and this Statement of Additional Information are not fundamental and may be changed with approval of the Fund's Board of Trustees. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

THE MANAGER

Blue Ridge Advisors, Inc., 84 Villa Road, B37, Greenville, South Carolina 29615, served as the Manager to the Fund pursuant to an investment management agreement with the Trust (the "Management Agreement") from commencement of operations (December 12, 1997) to March 31, 1999. For its services, the Manager was paid $19,148 after waivers of $820 of the Management fees for the fiscal year ended November 30, 1998.

On April 1, 1999, Colonial Asset Management, Inc. (the "Manager") became the investment manager of the Fund pursuant to a new investment management agreement approved by the shareholders of the Fund. Subject to the new investment management agreement and the authority of the Trustees, the Manager provides guidance and policy direction in connection with its daily management of the Fund's assets. The Manager coordinates the investment and reinvestment of the Fund's assets. The Manager is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The new investment management agreement will be in effect for an initial term ending April 1, 2001. For its services, the Manager is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .750% of the Fund's average daily net assets up to and including $20 million, 0.625% of the Fund's average daily net assets on the next $30 million, and 0.500% of the Fund's average daily net assets over $50 million.

Under the investment management agreement, the Manager is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

THE ADMINISTRATOR

The Trust has entered into a Fund Accounting and Compliance Administration Agreement with The Nottingham Company, Inc. (the "Administrator"), a North Carolina corporation, whose address is 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069.

The Administrator will perform the following services for the Fund: (1) coordinate with the Custodian and monitor the services it provides to the Fund;
(2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepare or supervise the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Compensation of the Administrator, based upon the average daily net assets of the Fund, is at the following annual rates: 0.125% of the Fund's first $50 million of average daily net assets, 0.100% on the next $50 million, and 0.075% on average daily net assets over $100 million. In addition, the Administrator currently receives a monthly fee of $2,250 for accounting and record-keeping services. The Administrator also charges the Trust for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

THE TRANSFER AGENT

The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with NC Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The address of the Transfer Agent is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. As compensation for its services, the Transfer Agent receives a shareholder record-keeping fee of $15.00 per shareholder per year with a minimum total fee of $750 per month.

THE DISTRIBUTOR

Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of each Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the "Distribution Agreement") approved by the Board of Trustees of the Trust.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which each Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60 days prior written notice to the other party.

THE CUSTODIAN

First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as custodian for each Fund's assets. The Custodian acts as the depository for each Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from each Fund an annual fee based on the average net assets of the Fund held by the Custodian.

THE INDEPENDENT AUDITORS

The firm of Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222-5401, serves as independent auditors for the Fund. Deloitte & Touche LLP is responsible for auditing the annual financial statements of the Fund.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The name, address, and age of each Trustee and officer is given below as well as their position(s) with the Trust and/or Fund and principal occupations for the last five years. Each may have held other positions with the named companies during that period. Those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor are indicated by an asterisk (*).

--------------------------------- ------------------ ---------------------------------------------------
                                      Position(s)
                                         With                  Principal Occupation(s) During
     Name, Address, and Age           Fund/Trust                        Past 5 Years

--------------------------------- ------------------ ---------------------------------------------------
H. Walter Barre, 50                   President      Chairman,   Colonial   Trust  Company   and  CEO
359 South Pine Street                                of Colonial Asset Management.
Spartanburg, SC  29302
--------------------------------- ------------------ ---------------------------------------------------
William Brewer Bradshaw, 36            Trustee       Chairman,   Capital  Consulting   Group,   Inc.,
2004 Rolling Pines Drive                             (insurance    and      investment     management
Columbia, SC  29206                                  consulting   service)   and   Trustee,   Baptist
                                                     Foundation of South Carolina.
--------------------------------- ------------------ ---------------------------------------------------
Robert Inglis, 39                      Trustee       Attorney-Partner,   Leatherwood,   Walker,  Todd
461 River Road                                       &  Mann (law  firm)  and  Member,   U.S.   House
Travelers Rest, SC  29690                            of  Representatives (SC-4).
--------------------------------- ------------------ ---------------------------------------------------
Geoffrey M. Salkow, 33                 Trustee       President,    Colonial     Capital    Management,
200 Cuddy Court                                      LLC, (registered investment advisor).^1
Naples, FL  34103
--------------------------------- ------------------ ---------------------------------------------------
Johnnie M. Walters, 79                 Trustee*      Executive  V.P./General Counsel,  Colonial Trust
1804 N. Main Street                                  Company,  since 1996;  previously,  Partner with
Greenville, SC  29609-4729                           Leatherwood, Walker, Todd & Mann (law firm).
--------------------------------- ------------------ ---------------------------------------------------
C. Frank Watson, III, 28              Secretary      Chief   Operating   Officer,    The   Nottingham
105 N. Washington Street                             Company, Inc. (administrator to the Fund).
Rocky Mount, NC  27802
--------------------------------- ------------------ ---------------------------------------------------
Julian G. Winters, 30                 Treasurer      Legal    and     Compliance    Director,     The
105 N. Washington Street                             Nottingham  Company,  Inc.  (administrator    to
Rocky Mount, NC  27802                               the  Fund),  since 1996;   previously,  Manager,
                                                     Tar Heel  Medical,  Inc.(pharmacy supplier).
--------------------------------- ------------------ ---------------------------------------------------
Barry D. Wynn , 53                  Vice-President   President, Colonial Trust Company.
104 Plantation Drive
Spartanburg, SC  29302
--------------------------------- ------------------ ---------------------------------------------------

1. Colonial Capital Management, LLC is not an "affiliate" of CAM, as defined in the 1940 Act.

Compensation. Officers and Trustees of the Trust who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees will receive $2,000 each year. Each current Trustee of the Trust who is not an "interested person" of the Trust is expected to receive the following compensation during the fiscal year ending November 30, 1999:

----------------------------------- -------------------- -------------------- ------------------- --------------------
                                                              Pension or
                                                              Retirement
                                                               Benefits                                   Total
                                          Aggregate             Accrued            Estimated          Compensation
                                        Compensation            As Part             Annual              from the
          Name of Person,                 from the             of Trust          Benefits Upon        Trust Paid to
             Position                       Fund               Expenses           Retirement            Trustees
----------------------------------- -------------------- -------------------- ------------------- --------------------
William Brewer Bradshaw                    $2,000                None                 None               $2,000
----------------------------------- -------------------- -------------------- ------------------- --------------------
Robert Inglis                              $2,000                None                 None               $2,000
----------------------------------- -------------------- -------------------- ------------------- --------------------
Geoffrey M. Salkow                         $2,000                None                 None               $2,000
----------------------------------- -------------------- -------------------- ------------------- --------------------

Principal Holders of Voting Securities. As of January 20, 1999, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) 30.410% of the then outstanding Shares of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of January 20, 1999.

------------------------------------------ ------------------------------------ --------------------------------------
           Name and Address of                     Amount and Nature of
            Beneficial Owner                       Beneficial Ownership                        Percent
------------------------------------------ ------------------------------------ --------------------------------------
First Union Nation Bank, NC                         73,749.287 shares                          47.273%*
FBO Marion Gillespie IRA R/O
108 Carter Oaks Drive
Anderson, SC  29621
------------------------------------------ ------------------------------------ --------------------------------------
Janed Enterprises PSPT                              30,688.005 shares                          19.671%
DTD 12-31-94
P.O. Box 220
Taylors, SC  29687
------------------------------------------ ------------------------------------ --------------------------------------
Allen R. Gillespie                                  21,301.355 shares                          13.654%
119 Oregon Street
Greenville, SC  29605
------------------------------------------ ------------------------------------ --------------------------------------
Blue Ridge Advisors, Inc.                           10,015.069 shares                           6.420%
P.O. Box 220
Taylors, SC  29687
------------------------------------------ ------------------------------------ --------------------------------------

* Deemed a "control person" of the Fund as defined by applicable SEC regulations.

CALCULATION OF TOTAL RETURN

The Fund may advertise its total return. The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Total Return Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that any fund will experience the same results. Performance comparisons may be useful to investors who wish to compare a Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing a fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the reflects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

PURCHASE AND REDEMPTION OF SHARES

The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed. Currently, the following holidays are observed by the Trust:
New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Fund are offered on a continuous basis.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Manager or any of the Trust's third party service providers are not open for business.

DETERMINATION OF NET ASSET VALUE

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Board of Trustees.

For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates at the time of valuation.

     o Equity securities are valued at the last sale price on the principal exchange or market where they are traded.

     o Securities which have not traded on the date of valuation, or securities for which sales prices are not generally reported, are valued at the mean between the current bid and asked prices.

     o Securities listed on a non-U.S. exchange are valued at the last quoted sale price available before the time when net assets are valued.

     o Bond and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

     o Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees.

     o Future contracts are normally valued at the settlement price on the exchange on which they are traded.

     o Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Trading in securities on most non-U.S. exchanges and over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees.

Interest income on long-term obligations held for the Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued less amortization of any premium.

If the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities. The securities so distributed would be valued at the same amount at that assigned to them in calculation the net asset value of the shares being sold. If a holder of shares received a distribution in kind, that holder could incur brokerage or other charges in converting the securities to cash.

TAXES

The following is only a summary of certain income tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences of the Internal Revenue Code of 1986, as amended ("Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New
legislation,   as  well  as  administrative  changes  or  court  decisions,  may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By maintaining its qualifications as a RIC, the Fund intends to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of anyone issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

In certain cases, the Fund will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

State Taxes

Distributions by the Fund to shareholders and the ownership of shares maybe subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Manager is authorized to select brokers and dealers to effect securities transactions for the Fund. The Manager will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Manager generally seek reasonably competitive commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Manager seeks to select brokers or dealers that offer the Fund best price and execution or other services which are of benefit to the Fund. Certain brokers or dealers assist their clients in the purchase of shares and charge a fee for this service in addition to the Fund's public offering price. In the case of securities traded in the over-the-counter market, the Manager expects normally to seek to select primary market makers.

The Manager may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Manager. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Manager will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement. If, in the judgment of the Manager, the Fund or other accounts managed by the Manager will be benefited by supplemental research services, the Manager is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining Fund strategy; providing computer software used in security analyses; and providing Fund performance evaluation and technical market analyses. The expenses of the Manager will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Manager will find all of such services of value in advising the Fund.

It is expected that the Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting Fund transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Trustees may determine, the Manager may consider sales of the Fund's shares as a factor in the selection of broker-dealers to execute Fund transactions for the Fund.

The Board of Trustees has adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by the Fund. The Code of Ethics allows trades to be made in securities that may be held by the Fund, however, it prohibits a person from taking advantage of Fund trades or from acting on inside information.

For the fiscal year ended November 30, 1998, the total dollar amount of brokerage commissions paid by the Fund was $9,050.

DESCRIPTION OF SHARES

The Trust is an open-end management investment company - a type of company commonly known as a "mutual fund." It is registered as such under the 1940 Act. The Trust, organized as a Delaware business trust, currently offers one class of shares on behalf of the Total Return Fund.

Under Delaware law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Pursuant to the procedures set forth in Section 16(c) of the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose.

Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. The Declaration of Trust of the Trust requires the affirmative vote of a majority of the outstanding shares of the Trust.

The shares of the Fund, when issued, will be fully paid and non-assessable and will have no preference, preemptive, conversion, exchange or similar rights.

FINANCIAL STATEMENTS

The audited financial statements for the period ended November 30, 1998, including the financial highlights, appearing in the Trust's Annual Report to Shareholders are incorporated by reference and made a part of this document.